Document and Entity Information	0 Months Ended
Dec. 23, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 23, 2013
Registrant Name	Legg Mason Global Asset Management Trust
Central Index Key	0001474103
Amendment Flag	false
Document Creation Date	Dec. 23, 2013
Document Effective Date	Dec. 23, 2014
Prospectus Date	Dec. 31, 2013